Organization and Significant Accounting Policies - Summary of Consolidated Statement of Balance sheet (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Warrant liability		$ 26,761	$ 21,234
Total liabilities		3,203,353	3,258,703		$ 4,342,877
Equity attributable to stockholder of Advantage Solutions Inc.
Additional paid-incapital		3,354,383	3,348,546		2,337,471
Accumulated deficit		(921,217)	(921,101)		(745,295)
Total equity attributable to stockholders of Advantage Solutions Inc.		2,425,130	2,421,835		1,577,799
Total stockholders' equity		$ 2,520,944	2,518,789	$ 1,635,634	$ 1,669,806	$ 1,669,314	$ 2,847,366
Previously Reported
Current liabilities
Warrant liability			0
Total liabilities			3,237,469
Equity attributable to stockholder of Advantage Solutions Inc.
Additional paid-incapital			3,356,417
Accumulated deficit			(907,738)
Total equity attributable to stockholders of Advantage Solutions Inc.			2,443,069
Total stockholders' equity			2,540,023				$ 2,847,366
Revision of Prior Period, Adjustment
Current liabilities
Warrant liability	[1]		21,234
Total liabilities			21,234
Equity attributable to stockholder of Advantage Solutions Inc.
Additional paid-incapital	[1]		(7,871)
Accumulated deficit	[1]		(13,363)
Total equity attributable to stockholders of Advantage Solutions Inc.			(21,234)
Total stockholders' equity			$ (21,234)

[1]	The adjustments reflect the revision to record the initial warrant liability of the private placement warrants and to remeasure the warrant liability to the fair value as of December 31, 2020. The initial fair value of the private placement warrants of $7.9 million was recorded on the Closing date as a warrant liability with a decrease to additional paid-in capital. Subsequently, the warrant liability was adjusted to fair value of $21.2 million and the difference of $13.4 million was reflected in “Change in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows.